Jan. 28, 2025
Valkyrie Bitcoin Futures Leveraged Strategy ETF
Valkyrie Bitcoin Futures Leveraged Strategy ETF
Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Valkyrie Bitcoin Futures Leveraged Strategy ETF Valkyrie Bitcoin Futures Leveraged Strategy ETF
Management Fees	1.85%
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.01%
Other Expenses	0.40%	[1]
Total Annual Fund Operating Expenses	2.26%
(Less Fees Waived/Expenses Reimbursed)	(0.40%)
Total Annual Operating Expenses After Fees Waived/Expenses Reimbursed	1.86%	[2]
[1]	“Other Expenses” consist entirely of futures commission merchant capital charges and interest expense incurred from reverse repurchase agreements. These amounts have been restated to reflect current fees.
[2]	These amounts have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Valkyrie Bitcoin Futures Leveraged Strategy ETF | Valkyrie Bitcoin Futures Leveraged Strategy ETF | USD ($)	189	668	1,174	2,564

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an ETF that seeks to achieve its investment objective by investing its assets primarily in cash-settled Bitcoin Futures Contracts (“Bitcoin Futures Contracts”) that trade only on an exchange registered with the Commodity Futures Trading Commission (the “CFTC”) which currently is the Chicago Mercantile Exchange (the “CME”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Futures Contracts (the “Collateral Investments”). The Fund may also invest in reverse repurchase agreement transactions and shares of other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund does not invest directly in bitcoin. Rather, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day.

The Fund generally will invest in Bitcoin Futures Contracts through its Subsidiary (defined below) and in Collateral Investments. At or around quarter-end, in order to qualify for treatment as a RIC under Subchapter M of the Code, the Fund may reduce the gross assets it has invested in its Subsidiary and invest in other investment companies and enter into reverse repurchase agreements. During these periods at or around quarter end, although the Fund will continue to seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index, the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index, and may return substantially less than that on days at or around quarter end when the Fund must reduce its exposure to the Subsidiary to qualify for tax treatment as a RIC. Because of this, there may be increased trading activity in the Fund’s Shares during such periods which could result in widening of bid-ask spreads and more greater premiums or discounts to the NAV of the Fund.

The investment adviser to the Fund and the Subsidiary is Valkyrie Funds LLC (the “Adviser” or “Valkyrie”). The investment sub-adviser to the Fund and the Subsidiary is Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”). In serving as Adviser and Sub-Adviser to the Fund and Subsidiary, Valkyrie and Vident do not conduct conventional investment research or analysis or forecast market movement or trends. The Fund is classified as “non-diversified” under the 1940 Act.

The Index

The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index measures the performance of the front-month Bitcoin Futures Contract trading on the CME. The Index is constructed from futures contracts and includes a provision for the replacement of the Index futures contracts as the contracts approach maturity. This is often referred to as “rolling” a futures contract. The replacement occurs over a five-day roll period every month, effective prior to the open of trading five business days preceding the last trading date of the futures contract. The last trading date of Bitcoin Futures Contracts is the last Friday of the contract month. The Index rolls monthly and distributes the weights 20% each day over the five-day roll period. The Index is published under the Bloomberg ticker symbol “SPBTCFUE.”

Bitcoin Futures Contracts

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of Bitcoin Futures Contracts, the underlying reference asset is bitcoin. In order to obtain 2x daily exposure to the Index, the Fund intends to enter into cash-settled Bitcoin Futures Contracts as the “buyer.” Futures contracts may be physically settled or cash settled. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying reference asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess. Alternatively, if the futures contract price exceeds the value of the underlying reference asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying futures contract at the close of the last trading day of the contract and the futures contract price as specified in the agreement.

In order to maintain its 2x daily exposure to the Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter-term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The value of the Bitcoin Futures Contracts is determined by reference to the CME CF Bitcoin Reference Rate, which provides an indication of the price of bitcoin across certain cash bitcoin trading platforms. If circumstances occur where market prices for Bitcoin Futures Contracts were not readily available, the Fund would fair value its Bitcoin Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Bitcoin Futures Contracts; comparison to other major digital asset futures, such as ether; and bitcoin prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Fund will invest indirectly, via a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the bitcoin futures markets in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. In order to qualify as a RIC for purposes of federal income tax treatment under the Code, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary are expected to significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank National Association.

Bitcoin

Bitcoin is a digital asset, the ownership and behavior of bitcoin is determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” 2 software that follows the rules and procedures governing the Bitcoin Network. The Bitcoin Network is a peer-to-peer payment network that operates on a cryptographic protocol, commonly referred to as the “Bitcoin Protocol.” The value of bitcoin is not backed by any government, corporation or other identified body. Its value is determined, in part, by the supply and demand in markets created to facilitate the trading of bitcoin. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys—a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

The supply of bitcoin is constrained formulaically by the Bitcoin Protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as mutually interchangeable (i.e., fungible. No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (these parties are commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) users who choose what bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software, and if a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created, commonly referred to as a “fork”. The price of the Bitcoin Futures Contracts in which the Fund invests may reflect the impact of these forks. Bitcoin was released in 2009 and there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender or other assets or currency.

Bitcoin may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Bitcoin was designed to be used as a medium of exchange or unit of account, although it not presently widely accepted or used in such ways. Although a number of large and small retailers accept bitcoin as a form of payment in the United States and foreign markets, there is relatively limited use of bitcoin for commercial and retail payments. Similarly, bitcoin may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although it has experienced significant periods of price volatility.

The value of bitcoin is determined by the value that various market participants place on bitcoin through their transactions. Price discovery occurs through secondary market trading on digital asset trading platforms, over-the-counter trading desks and direct peer-to-peer payments. Many digital asset trading platforms are open 24 hours a day, 7 days a week. Digital asset trading platforms and over-the-counter trading desks have a relatively limited history, limited liquidity and trading across exchange order books which has resulted in periods of high volatility and price divergence among platforms. In addition, during high volatility periods, in addition to price divergences, some digital asset trading platforms have experienced issues related to account access and trade execution.

Bitcoin and Bitcoin Futures Contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and Bitcoin Futures Contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.

Collateral Investments

The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.) The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s use of leverage and the Subsidiary’s investments.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if the Fund is unable to obtain the desired exposure to Bitcoin Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions, though the Sponsor has agreed to pay, as part of its unitary investment management fee, the net cost of using reverse repurchase agreements.

As noted above, in order to qualify as a RIC for purposes of federal income tax treatment under the Code, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Sponsor expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act, including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of other investment companies registered under the 1940 Act, including exchange-traded funds, that invest in similar securities and assets to those in which the Fund may invest (“Bitcoin Futures ETFs”).

Bitcoin-Linked ETPs

The Fund may invest in shares of Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”) that derive their value from a basket of spot Bitcoin, and trade intra-day on a national securities exchange. Bitcoin-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the bitcoin held by the ETP. This means that the sponsor of the ETP does not sell bitcoin at times when its price is high or acquire bitcoin at low prices in the expectation of future price increases. Although the shares of a Bitcoin-Linked ETP are not the exact equivalent of a direct investment in bitcoin, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain bitcoin exposure through the securities market.

Options on Other Investment Companies

The Fund may invest in options on Bitcoin Futures ETFs. An option on a Bitcoin Futures ETF is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of a Bitcoin Futures ETF, from the writer of the option (in the case of a call option), or to sell shares of a Bitcoin Futures ETF to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the Bitcoin Futures ETF, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates.

Principal Risks
Performance
The Fund does not have performance information available for a full calendar year.